Operating Segments - Major customers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%
BMY (including Celgene)
Disclosure of major customers [line items]
Percentage of entity's revenue	72.00%	77.00%	80.00%
Sanofi
Disclosure of major customers [line items]
Percentage of entity's revenue	25.00%	16.00%	0.00%
Merck
Disclosure of major customers [line items]
Percentage of entity's revenue	3.00%	0.00%	0.00%
GTA
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	0.00%	13.00%
Others
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	7.00%	7.00%